Disposition	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposition	Disposition
On March 29, 2021, the Company, Allstate Insurance Company, Allstate Insurance Holdings, LLC (“AIH”) and Allstate Financial Insurance Holding Corporation (“AFIHC”) entered into a Stock Purchase Agreement with Wilton Reassurance Company (“WRAC”) to sell all of the shares of common stock of ALNY, a wholly owned subsidiary of the Company, and Intramerica Life Insurance Company (“ILIC”), a wholly owned subsidiary of AFIHC. As of September 30, 2021, the necessary state regulatory approvals were received and the sale of ALNY was completed on October 1, 2021. Immediately before the consummation of the sale of ALNY, AIH invested $660 million in ALNY in exchange for shares of newly authorized common capital stock. WRAC paid $400 million in exchange for 100% of the shares of common capital stock of ALNY and ILIC, of which $207 million was allocated to the Company in consideration for its investment in ALNY. This transaction resulted in the Company’s divestiture of all of its New York life and annuity business. On November 1, 2021, ALNY was merged with and into Wilton Reassurance Life Company of New York (“WRNY”).
In 2021, the loss on disposition of ALNY was $1.08 billion, pre-tax, and reflects purchase price adjustments associated with certain pre-close transactions specified in the stock purchase agreement, changes in statutory capital and surplus prior to the closing dates and the closing date equity of ALNY determined under GAAP, excluding unrealized gains and losses on fixed income securities.
Pre-tax income related to ALNY, excluding the loss on disposition, was as follows:

	January 1, 2021 through September 30,	Year Ended December 31,	Year Ended December 31,
($ in millions)	2021	2020	2019
Income (loss) from operations before income taxes	$154	$(165)	$70
The major classes of assets and liabilities sold in the ALNY disposition were as follows:

	October 1,	December 31,
($ in millions)	2021	2020
Assets
Investments	$6,091	$6,314
Cash	27	11
Deferred policy acquisition costs	97	101
Reinsurance recoverables, net	255	223
Separate Accounts	285	287
Other assets	55	72
Total assets	$6,810	$7,008
Liabilities
Contractholder funds	$2,384	$2,465
Reserve for life-contingent contract benefits	2,644	2,698
Separate Accounts	285	287
Other liabilities	77	279
Total liabilities	$5,390	$5,729